TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net loss of equity investees	¥ (1,260,605)	$ (197,816)	¥ (1,010,701)	¥ (393,714)
Income tax computed at the statutory tax rate of 25%	315,151	49,454	252,675	98,429
Non-deductible expenses	(112,363)	(17,633)	(46,106)	(19,869)
Effect of different tax rates in different jurisdictions and preferential tax rate	447,053	70,152	(48,650)	(9,949)
Research and development expenses deduction	25,756	4,042	21,834	19,552
Non-taxable income	6,525	1,024	11,152	17,489
Provision to return	14,568	2,286	(5,776)	39
Deferred tax expense	(21,245)	(3,334)	828	1,529
Tax rate change	(2,890)	(454)	(18,594)	4,578
Expired tax loss	(112,725)	(17,689)	(37,469)
Change in valuation allowance	(568,808)	(89,258)	(184,635)	(120,968)
Income tax expense (benefit), total	¥ (3,198)	$ (502)	¥ (17,553)	¥ (18,326)